Investment Risks	Dec. 31, 2024
Stock Index Fund | NonDiversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk (Master Portfolio) – To the extent that the Master Portfolio is classified as “non-diversified,” the Master Portfolio may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties, and thus, may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Master Portfolio’s performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Master Portfolio’s net asset value.